Supplemental cash flow information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Supplemental cash flow information

13.	Supplemental cash flow information

Supplemental information regarding non-cash transactions is as follows:

Investing and financing activities	December 31, 2021	December 31, 2020	December 31, 2019

Exploration and evaluation assets expenditures included in trade and other payables	$89,203	$48,038	$166,154
Right-of-use assets	(508,799)	-	(394,654)
Gold in trust	-	-	(2,790,858)
Gold loan payable	-	-	2,412,534
Derivative financial liabilities	-	-	378,324
Warrant liability	2,371,174	-	-
Fair value of finders’ warrants	130,731	-	-
Lease liabilities	508,799	-	394,654
Fair value of cash stock options transferred to share capital on exercise of options	177,250	51,980	-
Fair value of cashless stock options transferred to share capital on exercise of options	-	178,480	-

Supplemental information regarding the split between cash and cash equivalents is as follows:

	December 31, 2021	December 31, 2020

Cash	$2,133,076	$1,234,698
Term Deposits	8,037,300	1,300,000
Total cash and cash equivalents	$10,170,376	$2,534,698